Cover	Feb. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 08, 2024
Entity File Number	001-39546
Entity Registrant Name	Proterra Inc
Entity Central Index Key	0001820630
Entity Tax Identification Number	90-2099565
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 Pennsylvania Avenue
Entity Address, Address Line Two	PO Box 2205
Entity Address, City or Town	Greer
Entity Address, State or Province	SC
Entity Address, Postal Zip Code	29652
City Area Code	303
Local Phone Number	689-8855
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false